Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 139,809	$ 54,370
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	764,183	769,871
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	294,857	111,677
Share-based compensation expense	16,814	20,410
Section 163(j) interest	254,520	121,583
Expenses incurred related to expected PPP Loan forgiveness	1,162,161	0
Net operating loss carryforwards	2,163,956	2,374,774
AMT credit carryforwards	25,003	50,007
Other	53,136	53,997
Total gross deferred tax assets	4,874,439	3,556,689
Valuation allowance	(4,759,862)	(3,348,645)
Net deferred tax assets	114,577	208,044
Plant and equipment, due to differences in depreciation and capital gain recognition	(86,997)	(155,461)
Other receivables, due to accrual for financial reporting purposes	(2,577)	(2,576)
Total gross deferred tax liabilities	(89,574)	(158,037)
Net deferred tax asset	$ 25,003	$ 50,007